Equity	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Equity
Note 5 - Equity

Stock Split

Effective June 17, 2019, the Company proceeded with a reverse stock split of 1,000 for 1 share of common stock. All figures have been updated to reflect the reverse stock split.

Effective December 3, 2019, the Company effected a 100-for-1 stock split effected in the form of a dividend of its shares of common stock. This stock split was recorded retroactively with a reclassification between retained earnings and common stock in the accompanying financial statements. This stock split was effective February 25, 2020. Accordingly, each holder of one share of common stock of the Company received 100 shares of common stock from the Company for such one share held. The record date with FINRA was December 3, 2019 and 2,531,331 shares were issued. The retained earnings and common stock amounts were affected by this transaction in the accompanying financial statements in the amount of $2,531.

Shares Issued for Past Services

On March 29, 2020, the Company issued 767,000 shares of common stock to Grays Peak Ventures LLC, a company controlled by Scott Stevens, the Company’s former sole director and officer, in exchange and as compensation for Mr. Stevens serving and performing duties as a director of the Company from June 10, 2019 to March 27, 2020. Such issuance amounted to approximately 30% of the issued and outstanding shares of common stock of the Company on the date of issuance. The shares were issued at a price of $1.02 per share for a total cost of $782,340, which represented the market price of the shares as of the date of issuance.

On March 29, 2020, the Company issued 333,000 shares of common stock to Thomas Puzzo in exchange and as compensation for Mr. Puzzo providing legal services to the Company from June 10, 2019 to March 27, 2020. Such issuance amounted to approximately 13% of the issued and outstanding shares of common stock of the Company on the date of issuance. The shares were issued at a price of $1.02 per share for a total cost of $339,660, which represented the market price of the shares as of the date of issuance.

On March 29, 2020, the Company issued 150,000 shares of common stock to Michael Winterhalter, the Company’s President, Secretary, and treasure and a Director of the Company, in exchange and as compensation for Mr. Winterhalter providing bookkeeping, record keeping and accounting services to the Company from June 10, 2019 to March 27, 2020. Such issuance amounted to approximately 5.8% of the issued and outstanding shares of common stock of the Company on the date of issuance. The shares were issued at a price of $1.02 per share for a total cost of $153,000, which represented the market price of the shares as of the date of issuance.

The Company issued the above shares of common stock in reliance upon the exemption from the registration provided by Section 4(a)(2) of the Securities Act, as a sale by an issuer not involving any public offering, to a sophisticated purchaser who had access to registration-type information about the issuer.

Reverse Stock Split

Effective June 17, 2019, the Company issued a one for one thousand reverse stock split. One share of common stock, par value $0.001 per share, was issued in exchange for one thousand issued shares of common stock, par value $0.001 per share. The amount reallocated to additional paid-in capital from common stock was $20,549. The financial statements were retroactively restated to reflect the reverse stock split.

Shares Authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is Seventy-Five Million (75,000,000) shares of which Twenty Five Million (25,000,000) shares shall be Preferred Stock, par value $0.001 per share, and Fifty Million (50,000,000) shares shall be Common Stock, par value $0.001 per share.

Stock Options Plan

In February 2016, the Board of Directors approved the 2016 Stock Options Plan ("Plan") that provides for the granting of stock options to certain key employees. The Plan reserves 2,000,000 shares of common stock for this purpose. There is no provision for shares to be specifically granted to the CEO under his employment arrangement, either in the stock option plan or the employment agreement.

Options under the Plan are to be granted at no less than fair market value of the shares at the date of grant. As of August 31, 2019 and 2018 no options under this plan have been granted.

Consulting Agreement

On March 14, 2016, the Company entered into a consulting agreement with Steve Moore for consulting services related to develop business and advise management of technology, products and services used in the oil and gas exploration and production. This agreement combines commissions payable on gross profit, as well as a warrant of company stock. The cost of these benefits is estimated at $250,000 over 2 years. As of August 31, 2018, there were no warrants of company stock outstanding under this agreement. Costs associated with the warrant issuances are included in “Professional fees” in the accompanying statements of operations in the amount of $0 for the years ended August 31, 2019 and 2018.

Effective February 15, 2018, the Company and consultant mutually agreed to cancel all warrants related to this consulting agreement as a result of unsatisfactory performance. There was no cost to the Company associated with the warrant cancellation due to the nonperformance. The weighted average exercise price of the warrants at cancellation was $0.001.

Following is a summary of warrant activity during 2018:

Options Outstanding	Options	Weighted average exercise price	Weighted average remaining contractual life (in years)

Balance, August 31, 2017	125	$1.00	2.30
Granted	-	-	-
Exercised	-	-	-
Cancelled	(125)	1.00	-
Balance, August 31, 2018	-	$-	-

The fair market value of stock warrants is determined using the Black-Scholes valuation model, and the company uses the following methods to determine its underlying assumptions: expected volatilities are based on the historical volatility of the Company’s common stock; the expected term of warrants granted are based on the simplified method; and the risk-free interest rate is based on the U.S. Treasury implied yield on zero-coupon issues (with a remaining term equal to the expected term of the warrant).

As of August 31, 2019, there was no unrecognized stock warrant cost related to unvested stock warrant awards as all awards have fully vested.

There were no warrants outstanding as of August 31, 2019.

Waived Compensation

The Company and Michael Winterhalter collectively waived payment in the amount of $45,000 and $60,000 for the years ended August 31, 2019 and 2018, respectively. Waived compensation expense is included in payroll expense in the accompanying Statements of Operations.

The Company and Eric Krogius collectively waived payment in the amount of $15,000 and $20,000 for the years ended August 31, 2019 and 2018, respectively. Waived compensation expense is included in payroll expense in the accompanying Statements of Operations. These amounts are treated as capital contributions in the accompanying consolidated Statements of Cash Flow.